Acquisitions (Schedule of Pro-Forma Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Business Combinations [Abstract]
Revenue	$ 323,900	$ 303,300	$ 644,500	$ 602,300	$ 1,174,823	$ 1,086,462
Net income/(loss)	$ 3,800	$ (39,200)	$ (106,700)	$ (68,400)	$ (184,667)	$ (265,328)